Income Taxes (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income (Loss) from Continuing Operations before Equity Method Investments, Income Taxes, Extraordinary Items, Noncontrolling Interest [Abstract]
U.S.	$ (780.6)	$ (157.8)	$ (178.9)
Foreign	(603.5)	145.3	78.7
Loss before income tax expense (benefit) and equity in (loss) earnings of joint ventures	(1,384.1)	(12.5)	(100.2)
Components of Income Tax Expense (Benefit), Continuing Operations [Abstract]
Current Federal Tax Expense (Benefit)	6.7	(46.6)	(25.0)
Deferred Federal Income Tax Expense (Benefit)	37.2	(29.6)	(13.4)
Federal Income Tax Expense (Benefit), Continuing Operations	43.9	(76.2)	(38.4)
Current State and Local Tax Expense (Benefit)	4.6	(3.8)	(2.4)
Deferred State and Local Income Tax Expense (Benefit)	4.7	(2.3)	0.4
State and Local Income Tax Expense (Benefit), Continuing Operations	9.3	(6.1)	(2.0)
Current Foreign Tax Expense (Benefit)	15.9	44.2	9.0
Deferred Foreign Income Tax Expense (Benefit)	4.0	(15.2)	(10.8)
Foreign Income Tax Expense (Benefit), Continuing Operations	19.9	29.0	(1.8)
Current Income Tax Expense (Benefit)	27.2	(6.2)	(18.4)
Deferred Income Tax Expense (Benefit)	45.9	(47.1)	(23.8)
Income Tax Expense (Benefit), Continuing Operations	73.1	(53.3)	(42.2)
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Income tax at federal statutory rate	(35.00%)	(35.00%)	(35.00%)
Effect of foreign operations	19.30%	(47.40%)	(15.20%)
Foreign incentives	(1.10%)	(121.60%)	(9.60%)
Foreign repatriation	0.40%	(91.70%)	(1.80%)
State income taxes, net of U.S. Federal benefit	0.70%	(26.80%)	(2.30%)
Tax authority positions, net	1.20%	(97.00%)	22.10%
Valuation allowance	15.10%	0.00%	0.00%
Other, net	4.70%	(6.90%)	(0.30%)
Effective tax expense (benefit) rate	5.30%	(426.40%)	(42.10%)
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Beginning of year	30.4	69.4
Additions based on tax positions related to the current year	15.9	0
Reductions for tax positions of prior years	(0.1)	(14.7)
Reductions related to settlements with taxing authorities	0	(24.3)
End of year	46.2	30.4	69.4
Deferred tax assets:
Inventories	17.1	9.1
Restructuring liabilities	42.5	0
Expense accruals	53.1	49.0
Solar energy systems	366.7	124.9
Property, plant and equipment	54.1	0
Pension, medical and other employee benefits	27.2	19.6
Foreign repatriation	3.4	9.1
Net operating loss carryforwards	91.5	60.9
Foreign tax credits	28.8	38.1
Other	42.8	26.7
Total deferred tax assets	727.2	337.4
Valuation allowance	(415.7)	(47.2)
Net deferred tax assets	311.5	290.2
Deferred tax liabilities:
Property, plant and equipment	0	(55.8)
Solar energy systems	(191.2)	(61.1)
Other	(12.4)	(0.6)
Total deferred tax liabilities	(203.6)	(117.5)
Net deferred tax assets	107.9	172.7
Deferred Tax Assets, Net, Classification [Abstract]
Current deferred tax assets, net (recorded in prepaids and other current assets)	63.1	33.4
Non-current deferred tax assets, net	$ 44.8	$ 139.3